Digital Currency and Risk Management (Tables)	12 Months Ended
Mar. 31, 2025
Digital Currency and Risk Management [Abstract]
Schedule of impact of 5% variance in price of Bitcoin [Table Text Block]
Impact of 5% variance in price
Bitcoin	$9,037